Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 562,481	$ 562,124
Accumulated Amortization	(471,766)	(466,282)
Other intangible assets, net	90,715	95,842
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	406,426	406,606
Accumulated Amortization	(341,049)	(336,621)
Other intangible assets, net	65,377	69,985
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	30,682	30,028
Accumulated Amortization	(14,319)	(13,717)
Other intangible assets, net	16,363	16,311
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,391	22,406
Accumulated Amortization	(19,303)	(19,062)
Other intangible assets, net	3,088	3,344
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	102,982	103,084
Accumulated Amortization	(97,095)	(96,882)
Other intangible assets, net	$ 5,887	$ 6,202